Income Taxes (Reserves Rollforward) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of year	$ 1,268	$ 2,425
Additions for tax positions related to the current year	349	238
Additions for tax positions from prior years	215	273
Reductions for tax positions from prior years	(81)	(327)
Settlement payments	(70)	(1,306)
Statutes of limitations expiration	(42)	(30)
Translation and other	(52)	(5)
Balance, end of period	$ 1,587	$ 1,268